UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March  31, 2009

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 97.15%

Aircraft - 1.79%
1,311	Boeing Co.	$ 46,645

Beverages - 4.71%
2,383	Pepsico, Inc.	122,677

Computer & Office Equipment - 7.07%
2,497	Hewlett Packard Co.	80,054
1,072	International Business Machine Corp.	103,866
		183,920
Computer Communications Equipment - 1.70%
2,633	Cisco Systems, Inc. *	44,155

Construction, Mining & Materials Handling Machinery & Equipment - 1.63%
1,604	Dover Corp.	42,314

Crude Petroleum & Natural Gas - 3.30%
1,542	Occidental Petroleum Corp.	85,812

Drilling Oil & Gas Wells - 5.10%
1,100	Diamond Offshore Drilling, Inc.	69,146
2,620	Nabors Industries Ltd. *	26,174
3,378	Weatherford International Ltd. *	37,394
		132,714
Electric & Other Services Combined - 3.00%
1,717	Exelon Corp.	77,935

Electronic Connectors - 4.01%
3,662	Amphenol Corp. Class A	104,330

Fire, Marine & Casulty Insurance - 5.13%
1,830	Allstate Corp.	35,045
2,327	Chubb Corp.	98,479
		133,524
Hospital & Medical Service Plans - 2.05%
1,405	Wellpoint, Inc. *	53,348

Investment Advice - 1.94%
935	Franklin Resources, Inc.	50,368

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.92%
1,357	Eaton Corp.	50,019

National Commercial Banks - 2.84%
2,779	JP Morgan Chase & Co.	73,866

Oil & Gas Field Machinery & Equipment - 1.96%
1,774	National Oilwell Varco, Inc. *	50,932

Perfumes, Cosmetics & Other Toilet Preparations - 4.54%
2,001	Colgate Palmolive Co.	118,019

Pharmaceutical Preparations - 10.60%
4,130	Endo Pharmaceuticals Holdings, Inc. *	73,018
1,435	Johnson & Johnson	75,481
4,091	Watson Pharmaceuticals, Inc. *	127,271
		275,770
Railroads, Line-Haul Operating - 3.35%
2,580	Norfolk Southern Corp.	87,075

Retail-Department Stores - 1.47%
1,912	JCPenny Co., Inc.	38,374

Retail-Drug Stores & Propriety Stores - 3.14%
2,973	CVS Caremark Corp.	81,728

Retail-Radio, Tv & Consumer Electronic Stores - 3.91%
2,679	Best Buy, Inc.	101,695

Retail-Variety Stores - 5.09%
2,543	Wal-Mart Stores, Inc.	132,490

Rubber & Plastics Footwear - 3.94%
2,186	Nike, Inc. Class-B	102,502

Semiconductors & Related Devices - 4.46%
6,365	Applied Materials, Inc.	68,424
3,173	Intel Corp.	47,690
		116,114
Services-Miscellaneous Amuement & Recreation - 2.71%
3,882	Walt Disney Co.	70,497

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 2.00%
1,367	Nucor Corp.	52,178

Telephone Communications (No Radio Telephone) - 3.79%
3,923	AT&T, Inc.	98,859

TOTAL FOR COMMON STOCKS (Cost $3,166,572) - 97.15%		$ 2,527,860

SHORT TERM INVESTMENTS - 3.06%
79,575	First American Government Obligation Fund Class Y 0.15% ** (Cost $79,575)	79,575

TOTAL INVESTMENTS (Cost $3,246,147) - 100.21%		$ 2,607,435

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21%)		(5,370)

NET ASSETS - 100.00%		$ 2,602,065

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,246,147 amounted to $638,712, which consisted of aggregate gross unrealized appreciation of
$256,121 and aggregate gross unrealized depreciation of $894,833.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,607,435	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,607,435	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Manor Growth Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.48%

Beverages - 2.10%
4,617	Constellation Brands, Inc. *	$ 54,942

Biological Products (No Diagnosic Substances) - 3.46%
1,952	Gilead Sciences, Inc. *	90,417

Communications Services - 3.61%
4,137	Directv Group, Inc. *	94,282

Crude Petroleum & Natural Gas - 4.88%
2,572	Continental Resources, Inc. *	54,552
2,463	Southwestern Energy Co. *	73,126
		127,678
Electronic Computers - 3.17%
788	Apple, Inc.	82,835

Engines & Turbines - 2.28%
2,338	Cummins, Inc.	59,502

Fire, Marine & Casualty Insurance - 3.87%
2,505	Ace Ltd.	101,202

Iron & Steel Foundries - 3.12%
1,362	Precision Castparts Corp.	81,584

Leather & Leather Products - 1.66%
2,604	Coach, Inc.	43,487

Measuring & Controlling Devices - 4.09%
2,995	Thermo Fisher Scientific, Inc. *	106,832

Oil & Gas Field Machinery & Equipment - 1.44%
1,321	Baker Hughes, Inc.	37,715

Oil & Gas Field Services - 2.25%
1,446	Schlumberger Ltd.	58,737

Optical Instruments & Lenses - 2.01%
2,630	KLA-Tencor Corp.	52,600

Petroleum Refining - 1.23%
1,792	Valero Energy Corp.	32,077

Pharmaceutical Preparations - 7.50%
1,341	Celgene Corp. *	59,540
5,791	Schering-Plough Corp.	136,378
		195,918
Retail-Computer & Computer Software - 2.41%
2,244	Gamestop Corp. *	62,877

Retail-Department Stores - 3.86%
2,385	Kohls Corp.	100,933

Retail-Drug Stores & Proprietary Stores - 3.00%
1,701	Express Scripts, Inc. *	78,535

Retail-Family Clothing Stores - 2.51%
4,012	Urban Outfitters, Inc. *	65,676

Retail-Miscellaneous Shopping Goods Stores - 3.58%
5,165	Staples, Inc.	93,538

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 6.42%
2,239	Harris Corp.	64,797
2,645	Raytheon Co.	102,996
		167,793
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.23%
2,979	Nasdaq Omx Group, Inc. *	58,329

Semiconductors & Related Devices - 8.92%
3,704	Intel Corp.	55,671
1,827	MEMC Electronic Materials, Inc. *	30,127
3,960	Texas Instruments, Inc.	65,380
4,278	Xilinx, Inc.	81,966
		233,144
Services-Business Services - 2.57%
3,459	Akamai Technologies, Inc. *	67,105

Services-Prepackaged Software - 6.81%
3,548	Microsoft Corp.	65,177
6,245	Oracle Corp.	112,847
		178,024
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.93%
2,181	Procter & Gamble Co.	102,703

Wholesale-Industrial Machinery - 2.57%
1,988	Airgas, Inc.	67,214

TOTAL FOR COMMON STOCKS (Cost $3,737,433) - 95.48%		$ 2,495,679

SHORT TERM INVESTMENTS - 4.83%
126,332	First American Government Obligation Fund Class Y 0.15% ** (Cost $126,332)	126,332

TOTAL INVESTMENTS (Cost $3,863,765) - 100.31%		2,622,011

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31%)		(8,183)

NET ASSETS - 100.00%		$ 2,613,828

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,863,765 amounted to $1,241,754, which consisted of aggregate gross unrealized appreciation of
$74,465 and aggregate gross unrealized depreciation of $1,316,219.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,622,011	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,622,011	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Manor Bond Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

US TREASURY NOTES - 94.33%
250,000	US Treasury Note 3.625% Due 07/15/2009	252,420
200,000	US Treasury Note 3.500% Due 12/15/2009	204,148
400,000	US Treasury Note 3.875% Due 07/15/2010	417,000
350,000	US Treasury Note 1.250% Due 11/30/2010	352,636
500,000	US Treasury Note 0.875% Due 02/28/2011	$ 500,915
250,000	US Treasury Note 0.875% Due 03/31/2011	250,253
200,000	US Treasury Note 3.875% Due 02/15/2013	218,742
200,000	US Treasury Note 4.000% Due 02/15/2014	222,492
		$ 2,418,606
TOTAL FOR US TREASURY NOTES (Cost $2,343,327) - 94.33%

SHORT TERM INVESTMENTS - 5.59%
143,268	First American Treasury Obligation Class Y 0.17% ** (Cost $143,268)	143,268

TOTAL INVESTMENTS (Cost $2,486,595) - 99.92%		2,561,874

OTHER ASSETS LESS LIABILITIES - 0.08%		2,109

NET ASSETS - 100.00%		$ 2,563,983

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,486,595 amounted to $75,278, which consisted of aggregate gross unrealized appreciation of
$76,061 and aggregate gross unrealized depreciation of $782.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 143,268	$ -
Level 2 - Other significant observable inputs		2,418,606	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,561,874	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS

I, Daniel A. Morris, President of Manor Investment Funds, Inc., certify that:

1.    I have reviewed this report on Form N-Q of Manor Investment Funds, Inc.;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedule of investments included in this Report fairly present in all material respects the investments of Manor Investment Funds as of the end of the fiscal quarter for which the report is filed.

4.    I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting  (as defined in rule 30a-3(d) under the Investment Company Act) for Manor Investment Funds, Inc., and have:

(a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to Manor Investment Funds, is made known to me by others within this entity, particularly during the period in which this report is being prepared;

(b)   [Omit]

(c)   Evaluated the effectiveness of the Manor Investment Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such  evaluation; and

(d)   [Omit]

5.    I have disclosed to Manor Investment Fund's auditors and the audit committee of Manor Investment Fund's board of directors:

(a)   All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect Manor Investment Fund's ability to record, process, summarize, and report financial information; and

(b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in Manor Investment Fund's internal control over financial reporting.

Manor Investment Funds, Inc.

/S/ Daniel A. Morris

________________________________

Daniel A. Morris, President

Mr. Morris acts as Manor Investment Fund's Principal Executive Officer and

Principal Financial Officer

May 29, 2009

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 29, 2009

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 29, 2009